Prepayments To Suppliers, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash reclassifications from prepayment to inventories	$ 115,329	$ 328,827	$ 337,930
Provisions for doubtful recovery of prepayments to suppliers, net of reversal	$ 8,435	$ 66,225	$ 2,338